Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2018	May 31, 2017	Mar. 01, 2017	Dec. 31, 2014	Apr. 30, 2014
Long-Term Debt
Long-term debt	$ 1,036,118	$ 1,002,813
Less: current installments	186,723	85,945
Less: unamortized deferred loan issuance costs	2,535	2,492
Current portion of long-term debt	184,188	83,453
Amounts due after one year	849,395	916,868
Less: unamortized deferred loan issuance costs	3,238	4,925
Long-term debt, less current installments, and unamortized deferred loan issuance costs	846,157	911,943
$320 million loan facility
Long-Term Debt
Long-term debt	252,245	282,360
Debt instrument face amount	320,000	320,000	$ 320,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	34,279	26,279
Debt instrument face amount	55,000	55,000
Hilda Loan Facility [Member]
Long-Term Debt
Long-term debt	78,462	84,615
Debt instrument face amount					$ 100,000
Torill Loan Facility [Member]
Long-Term Debt
Long-term debt	81,667	88,333
Debt instrument face amount				$ 100,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	58,340	70,739
Debt instrument face amount	172,500	172,500					$ 172,500	$ 172,500
Raquel Loan Facility [Member]
Long-Term Debt
Long-term debt	52,725	57,955
Debt instrument face amount							$ 90,000
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt	75,871	80,931				$ 114,400
Vigdis Loan Facility [Member]
Long-Term Debt
Long-term debt	77,136	82,196
Lena Loan Facility [Member]
Long-Term Debt
Long-term debt	75,950	80,850
Brasil Loan Facility [Member]
Long-Term Debt
Long-term debt	50,997	57,281
Anna loan facility
Long-Term Debt
Long-term debt	62,196	66,274
Tove loan facility
Long-Term Debt
Long-term debt	86,250
$25 million revolving credit facility | NTT
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	25,000	25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	25,000
Debt instrument face amount	$ 25,000	$ 25,000